Property, construction in process and equipment, Reconciliation of Carrying Amount (Details) - MXN ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		$ 17,420,027,969	$ 16,882,483,829
Depreciation		(271,532,601)	(128,715,199)	$ (1,268,241)
Balance Ending		18,815,137,503	17,420,027,969	16,882,483,829
Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		17,563,524,988	16,897,265,649	9,450,148,931
Additions		1,331,832,547	1,719,930,815	1,523,373,463
Disposals			(163,689,130)	(85,296,091)
Capitalization of FF&E and OS&E, buildings		0	0
Revaluation		334,809,588	(889,982,346)	6,009,039,346
Balance Ending		19,230,167,123	17,563,524,988	16,897,265,649
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(143,497,019)	(14,781,820)	(13,513,579)
Depreciation		(271,532,601)	(128,715,199)	(1,268,241)
Balance Ending		(415,029,620)	(143,497,019)	(14,781,820)
Land [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		7,946,810,686	7,794,417,256
Balance Ending		9,484,352,324	7,946,810,686	7,794,417,256
Land [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		7,946,810,686	7,794,417,256	6,633,676,166
Additions		32,387,850	173,992,200	0
Disposals			0	(85,296,091)
Capitalization of FF&E and OS&E, buildings		0	0
Revaluation		1,505,153,788	(21,598,770)	1,246,037,181
Balance Ending		9,484,352,324	7,946,810,686	7,794,417,256
Land [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0	0	0
Depreciation		0	0	0
Balance Ending		0	0	0
Construction in Process [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		6,508,950,442	9,083,995,555
Balance Ending		3,469,022,357	6,508,950,442	9,083,995,555
Construction in Process [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		6,508,950,442	9,083,995,555	2,799,006,767
Additions		1,296,109,229	1,388,105,617	1,521,986,623
Disposals			0	0
Capitalization of FF&E and OS&E, buildings		(2,354,555,747)	(1,525,827,023)
Revaluation		(1,981,481,567)	(2,437,323,707)	4,763,002,165
Balance Ending		3,469,022,357	6,508,950,442	9,083,995,555
Construction in Process [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		0	0	0
Depreciation		0	0	0
Balance Ending		0	0	0
Buildings [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		2,845,648,648	0
Balance Ending		5,499,974,236	2,845,648,648	0
Buildings [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		2,917,229,199	0	0
Additions		0	0	0
Disposals			0	0
Capitalization of FF&E and OS&E, buildings		1,973,759,232	1,348,289,068
Revaluation		811,137,367	1,568,940,131	0
Balance Ending		5,702,125,798	2,917,229,199	0
Buildings [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(71,580,551)	0	0
Depreciation		(130,571,011)	(71,580,551)	0
Balance Ending		(202,151,562)	(71,580,551)	0
Elevators [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		9,868,442	0
Balance Ending		17,551,368	9,868,442	0
Elevators [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		10,964,935	0	0
Additions		0	0	0
Disposals			0	0
Capitalization of FF&E and OS&E, buildings		9,489,941	10,964,935
Revaluation		0	0	0
Balance Ending		20,454,876	10,964,935	0
Elevators [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(1,096,493)	0	0
Depreciation		(1,807,015)	(1,096,493)	0
Balance Ending		(2,903,508)	(1,096,493)	0
Computer Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		1,065,473	1,217,312
Balance Ending		749,539	1,065,473	1,217,312
Computer Equipment [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		7,736,592	7,109,323	6,804,613
Additions		415,378	627,269	304,710
Disposals			0	0
Capitalization of FF&E and OS&E, buildings		0	0
Revaluation		0	0	0
Balance Ending		8,151,970	7,736,592	7,109,323
Computer Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(6,671,119)	(5,892,011)	(5,080,742)
Depreciation		(731,312)	(779,108)	(811,269)
Balance Ending		(7,402,431)	(6,671,119)	(5,892,011)
Transportation Equipment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		170,596	248,087
Balance Ending		730,420	170,596	248,087
Transportation Equipment [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		2,874,688	2,874,688	2,643,005
Additions		846,019	0	231,683
Disposals			0	0
Capitalization of FF&E and OS&E, buildings		0	0
Revaluation		0	0	0
Balance Ending		3,720,707	2,874,688	2,874,688
Transportation Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(2,704,092)	(2,626,601)	(2,474,060)
Depreciation		(286,195)	(77,491)	(152,541)
Balance Ending		(2,990,287)	(2,704,092)	(2,626,601)
Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning	[1]	106,675,516	1,614,991
Balance Ending	[1]	342,071,295	106,675,516	1,614,991
Furniture [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning	[1]	165,784,565	5,694,946	4,844,499
Additions	[1]	2,074,071	157,205,729	850,447
Disposals	[1]		(163,689,130)	0
Capitalization of FF&E and OS&E, buildings	[1]	371,306,574	166,573,020
Revaluation	[1]	0	0	0
Balance Ending	[1]	539,165,210	165,784,565	5,694,946
Furniture [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning	[1]	(59,109,049)	(4,079,955)	(3,928,505)
Depreciation	[1]	(137,984,866)	(55,029,094)	(151,450)
Balance Ending	[1]	(197,093,915)	(59,109,049)	(4,079,955)
Equipment and Other Assets [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		838,166	990,628
Balance Ending		685,964	838,166	990,628
Equipment and Other Assets [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		3,173,881	3,173,881	3,173,881
Additions		0	0	0
Disposals			0	0
Capitalization of FF&E and OS&E, buildings		0	0
Revaluation		0	0	0
Balance Ending		3,173,881	3,173,881	3,173,881
Equipment and Other Assets [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Balance Beginning		(2,335,715)	(2,183,253)	(2,030,272)
Depreciation		(152,202)	(152,462)	(152,981)
Balance Ending		$ (2,487,917)	$ (2,335,715)	$ (2,183,253)

[1]	Includes FF&E and OS&E assets.